Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	0.15	0.15
Ordinary shares, shares authorized	55,353,340	55,353,340
Ordinary shares, shares issued	27,287,909	26,700,005
Ordinary shares, shares outstanding	24,093,617	23,505,713
Treasury stock, shares	3,194,292	3,194,292